Scheduled Maturities of Gross Lease Payments Receivable (Detail) (KRW) In Millions	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
2011	715,423
2012	537,894
2013	333,661
2014	52,106
2015	20,476
Thereafter	53,856
Gross lease payments receivable	1,713,416